PROSHARES TRUST
ProShares Ultra QQQ Equal Weight
(the “Fund”)
Supplement dated July 16, 2026
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 16, 2026, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.